INVENTORIES - Inventories included in the Company’s Consolidated Earnings (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of inventories [Abstract]
Inventories recognized in cost of sales	$ 1,088,649	$ 843,717	$ 836,600